Other capital reserve - Restricted Stock Unit Plan (Details) - Restricted Stock Unit Plan		12 Months Ended
	Dec. 16, 2016 INR (₨) shares	Mar. 31, 2020 INR (₨) EquityInstruments	Mar. 31, 2019 INR (₨) EquityInstruments installment	Mar. 31, 2018 INR (₨) EquityInstruments
RSUs
Number of shares
Share based compensation cost | ₨			₨ 103,110,000	₨ 633,172,000
Business combinations
Share based payments
Issue of treasury shares | shares	74,458
Business combinations | Ordinary shares
Share based payments
Number of shares into which each RSU may be converted | shares	1
Business combinations | RSUs
Share based payments
Vesting period	2 years
Repurchase period	2 years
Number of shares
Number of RSU's outstanding at the beginning of the year				719,575
Granted during the year | ₨	2,000,000
Forfeited during the year			372
Expired during the year			738
Vested during the year			718,465
Vested/exercisable and not exercised		643,147	643,147
Business combinations | RSUs | Modified Vesting
Number of shares
Number of RSU's outstanding at the beginning of the year				1,925,542
Business combinations | RSUs | Vesting schedule 1
Number of shares
Percentage of shares to vest			25.00%
Business combinations | RSUs | Vesting schedule 2
Number of shares
Percentage of shares to vest			75.00%
Number of equal quarterly vesting installments | installment			6